Note 10 - 2022 Convertible Note Offering (Details Textual)					6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jan. 18, 2023 USD ($) shares	Jul. 07, 2022 USD ($) $ / shares shares	Feb. 17, 2021 shares	Jun. 30, 2023 USD ($) shares	Nov. 08, 2023 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 06, 2020 USD ($) $ / shares	Jun. 04, 2020 USD ($) $ / shares
Stock Issued During Period, Shares, New Issues | shares				215,625	215,625
Percentage of Principal Amount			15.00%
Proceeds from Issuance of Convertible Notes, Common Stock and Warrants, Gross	$ 488,000	$ 530,000	$ 3,500,000
Debt Issuance Costs, Gross			775,000
Placement Agents Fees			$ 555,000			$ 15,000
Proceeds from Convertible Debt							$ 0	$ 1,050,000
Convertible Notes Payable, Noncurrent								$ 0
Inducement Shares 2022 [Member]
Proceeds from Issuance or Sale of Equity							$ 314,523
Securities Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares	10,608	9,598	63,833
Notes 2022 [Member]
Proceeds from Issuance of Private Placement			$ 2,400,000
Placement Agent 2022 [Member]
Percentage of Gross Proceeds from Issuance of Private Placement							1000.00%
Reimbursement of Non-accountable Banking Fees							$ 58,000
Placement Agent 2022 [Member] | Certain Investors [Member]
Payments of Stock Issuance Costs							240,000
Private Placement Notes [Member]
Proceeds from Issuance of Private Placement			$ 1,100,000
Warrant Shares [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			425,554
Placement Agent Warrant 2022 [Member]
Warrants and Rights Outstanding			$ 220,000
Warrant 2022 [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 9.94
Long-Term Debt, Total							$ 1,470,133
Warrant 2022 [Member] | Maximum [Member]
Ownership Limitation			9.99%
Placement Agent 2022 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							31,510
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	5,358				5,358		5,358
Warrants and Rights Outstanding							$ 219,894		$ 219,894
Notes 2022 [Member]
Debt Instrument, Face Amount			$ 4,230,000
Debt Instrument, Unamortized Discount			$ 705,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%		10.00%		10.00%
Debt Instrument, Interest Rate for Amount of Principal or Interest Not Paid When Due	18.00%		18.00%		18.00%
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 9.14
Debt Instrument, Convertible, Number of Equity Instruments			76,563
Interest Payable							119,000
Interest Expense, Debt							421,000
Accretion of Debt Discount							302,000
Long-Term Debt, Total							1,662,492		2,945,448
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net							2,567,507		1,284,552
Notes 2022 [Member] | Minimum [Member]
Ownership Limitation			4.99%
Notes 2022 [Member] | Maximum [Member]
Ownership Limitation			9.99%
Senior Secured Convertible Notes [Member]
Convertible Notes Payable, Noncurrent	$ 0				$ 0		2,362,273			$ 1,662,492
Senior Secured Convertible Notes [Member] | Board Member and Executive Officer [Member]
Proceeds from Convertible Debt							80,000
Series 1 Convertible Notes [Member]
Debt Instrument, Face Amount												$ 550,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%									10.00%
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 54.00
Series 1 Convertible Notes [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 64.00
Series 2 Convertible Notes [Member]
Debt Instrument, Face Amount											$ 1,050,000
Debt Instrument, Convertible, Conversion Price | $ / shares											$ 50.00
Convertible Debt			$ 600,000
Interest Payable			$ 100,000
Debt Instrument, Failure to Complete Uplist Transaction Fee, Percentage of Outstanding Principal			125.00%
Senior Secured Convertible Promissory Notes [Member]
Long-Term Debt, Total							$ 1,740,344		$ 1,740,344